[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
May 2, 2007
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
File No. 333-20355
Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance
Policy and
Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance
Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the prospectuses dated May 1, 2007 and Statements of Additional Information dated May 1, 2007 for Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policy and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post-Effective Amendment No. 28 on Form N-6 which was filed electronically with the Commission on April 24, 2007.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant, Esq.